Parent Company Financial Data	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Financial Data

Note 19 - Parent Company Financial Data

The following is a summary of the condensed financial statements of Uwharrie Capital Corp:

Condensed Balance Sheets

	December 31,
	2015	2014
	(dollars in thousands)
Assets
Cash and demand deposits	$246	$297
Interest-earning deposits	3,396	3,674
Investments in:
Bank subsidiaries	42,528	40,931
Nonbank subsidiaries	648	594
Other assets	1,342	1,115

Total assets	$48,160	$46,611

Liabilities and shareholders’ equity
Master notes	$3,396	$3,674
Short term debt	2,350	1,000
Junior subordinated debentures	9,534	9,534
Other liabilities	163	149

Total liabilities	15,443	14,357

Redeemable common stock held by the Employee Stock Ownership Plan (ESOP)	—	561

Shareholders’ equity	32,717	31,693

Total liabilities and shareholders’ equity	$48,160	$46,611

Condensed Statements of Income

	2015	2014	2013
	(dollars in thousands)
Equity in undistributed earnings (loss) of subsidiaries	$2,760	$1,456	$(1,053)
Dividends received from subsidiaries	—	1,000	2,719
Interest income	8	11	21
Management and service fees	—	—	4,347
Other income	81	87	166
Interest expense	(612)	(583)	(659)
Other operating expense	(555)	(624)	(4,881)
Income tax benefit	325	332	294

Net income	$2,007	$1,679	$954

Consolidated net income	$2,007	$1,679	$954
Less: Net income attributable to noncontrolling interest	(592)	(591)	(478)

Net income attributable to Uwharrie Capital Corp	1,415	1,088	476
Dividends – preferred stock	—	—	(325)

Net Income (loss) available to common shareholders	$1,415	$1,088	$151

Net income (loss) per common share
Basic	$0.20	$0.15	$0.02

Diluted	$0.20	$0.15	$0.02

Weighted average shares outstanding
Basic	7,051,751	7,447,008	7,570,732
Diluted	7,051,751	7,447,008	7,570,732

Condensed Statements of Cash Flows

	2015	2014	2013
	(dollars in thousands)
Cash flows from operating activities
Net income	$2,007	$1,679	$954
Adjustments to reconcile net income to net cash used by operating activities:
Equity in undistributed (earnings) loss of subsidiaries	(2,760)	(1,456)	1,053
(Increase) decrease in other assets	(228)	136	2,298
Increase (decrease) in other liabilities	14	78	(305)

Net cash provided (used) by operating activities	(967)	437	4,000

Cash flows from financing activities
Net decrease in master notes	(278)	(324)	(1,453)
Net increase in short-term debt	1,350	1,000	—
Net repayments of issuance of junior subordinated debentures	—	(1,593)	—
Repurchase of common stock, net	(429)	(1,401)	(169)
Repayment of series A preferred stock	—	—	(10,500)
Preferred stock redeemed by from bank subsidiary	—	—	7,800
Increase in unearned ESOP compensation	—	—	(114)
Dividends on preferred stock	—	—	(225)
Cash paid for fractional shares	(5)	(4)	—

Net cash used by financing activities	638	(2,322)	(4,661)

Net decrease in cash and cash equivalents	(329)	(1,885)	(661)
Cash and cash equivalents at beginning of year	3,971	5,856	6,517

Cash and cash equivalents at end of year	$3,642	$3,971	$5,856